Derivative Liabilities	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 10 – DERIVATIVE LIABILITIES

At June 30, 2018 and December 31, 2017, the Company had warrants that contain net cash settlement provision or do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company concluded that they are accounted for as derivative liabilities. In determining the fair value of the derivative liabilities, the Company used the binomial option pricing model at June 30, 2018:

December 31, 2017
Common stock issuable upon exercise of warrants	1,112,476
Market value of common stock on measurement date	$5.11
Exercise price	$3.94 to $5.79
Risk free interest rate(1)	2.43 – 2.63%
Expected life in years	1.5 – 3.5 years
Expected volatility (2)	68 – 72%
Expected dividend yields (3)	0%

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s peers common stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

The following table shows the change in the Company’s derivative liabilities rollforward for the six months ended June 30, 2018:

Amount
Balance, December 31, 2017	$1,857,252
Initial valuation of derivative liabilities upon issuance of warrants	131,074
Cancellation of warrants	(1,253,140)
Change in fair value of derivative liabilities	1,156,518

Balance, June 30, 2018	1,891,704

The change in fair value of derivative liabilities includes loss from exercise price modifications.